Provisions - Schedule of Provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions [Abstract]
Provision for reinstatement costs	$ 71,274	$ 71,872
Provision for defined benefit obligations	185,274	194,260
As at December 31	256,548	266,132
As at January 1	71,872	100,483
Additional provision	3,855
Reversal of unutilized amounts	(5,781)
Settled during the year		(31,782)
Increase in discounted amounts arising from the passage of time	1,772	4,009
Exchange realignment	(444)	(838)
As at December 31	71,274	71,872
Portion classified as current liabilities	(71,274)	(71,872)
Non-current portion